Pension Plans (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
UK Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 831	$ 698
Prior service gain	(29)	(35)
US Pension Benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	332	303
Prior service gain	$ 0	$ 0